EXPLORATION AND EVALUATION ASSETS, NET (Tables)	9 Months Ended
Sep. 30, 2026
Disclosure Of Exploration And Evaluation Assets [Abstract]
Schedule of Exploration and Valuation Assets, Net

Total
As at December 31, 2025	575
Acquisitions	3
Additions	36
Transfer to PP&E (Note 12)	(4)
Write-downs	(16)
Exchange Rate Movements and Other	—
As at September 30, 2026	594